Options (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
Stock based compensation expense components	$ 160,016	$ 63,119	$ 162,289	$ 94,806
Research and Development Expense [Member]
Stock based compensation expense components	128,257	56,957	131,757	67,995
Selling, General and Administrative Expenses [Member]
Stock based compensation expense components	$ 31,759	$ 6,162	$ 30,532	$ 26,811